First Quarter Report
January 31, 2024 (Unaudited)
Columbia Seligman Global Technology Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.9%
Issuer	Shares	Value ($)
Germany 0.4%
TeamViewer SE(a)	569,189	8,160,264
Israel 0.8%
CyberArk Software Ltd.(a)	53,126	12,403,859
Tower Semiconductor Ltd.(a)	149,300	4,307,305
Total		16,711,164
Japan 3.0%
Renesas Electronics Corp.(a)	3,432,500	56,319,042
Sumco Corp.	474,900	7,199,687
Total		63,518,729
Netherlands 1.5%
NXP Semiconductors NV	151,492	31,899,670
United States 91.2%
Adeia, Inc.	1,345,006	16,328,373
Advanced Energy Industries, Inc.	282,048	29,383,761
Alphabet, Inc., Class A(a)	639,007	89,524,881
Alphabet, Inc., Class C(a)	239,082	33,901,828
American Tower Corp.	99,176	19,403,784
Analog Devices, Inc.	205,920	39,610,771
ANSYS, Inc.(a)	21,900	7,179,477
Apple, Inc.	547,116	100,888,190
Applied Materials, Inc.	462,971	76,066,135
Arista Networks, Inc.(a)	60,431	15,632,291
Block, Inc., Class A(a)	141,800	9,218,418
Bloom Energy Corp., Class A(a)	4,038,043	45,710,647
Broadcom, Inc.	104,247	123,011,460
Cerence, Inc.(a)	352,718	7,061,414
Comcast Corp., Class A	762,122	35,469,158
Crown Castle, Inc.	185,278	20,056,344
Dell Technologies, Inc.	291,984	24,199,634
Dropbox, Inc., Class A(a)	1,819,106	57,629,278
eBay, Inc.	992,419	40,758,648
Eiger BioPharmaceuticals, Inc.(a)	35,332	230,011
F5, Inc.(a)	151,300	27,793,810
Fiserv, Inc.(a)	200,188	28,400,672
Five9, Inc.(a)	88,000	6,675,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Gen Digital, Inc.	1,948,438	45,749,324
Global Payments, Inc.	329,950	43,959,239
GoDaddy, Inc., Class A(a)	493,847	52,673,721
HireRight Holdings Corp.(a)	341,411	4,233,496
Kulicke & Soffa Industries, Inc.	203,900	10,260,248
Lam Research Corp.	161,750	133,471,248
Lumentum Holdings, Inc.(a)	252,546	13,874,877
Marvell Technology, Inc.	712,921	48,264,752
Match Group, Inc.(a)	235,900	9,053,842
Meta Platforms, Inc., Class A(a)	30,320	11,829,045
Microchip Technology, Inc.	278,099	23,688,473
Microsoft Corp.	287,840	114,439,427
NetApp, Inc.	453,356	39,532,643
NVIDIA Corp.	98,697	60,725,303
ON Semiconductor Corp.(a)	380,100	27,036,513
Oracle Corp.	403,483	45,069,051
Palo Alto Networks, Inc.(a)	90,685	30,697,779
Pinterest, Inc., Class A(a)	522,402	19,574,403
QUALCOMM, Inc.	42,100	6,252,271
RingCentral, Inc., Class A(a)	553,434	18,755,878
Salesforce, Inc.(a)	48,454	13,619,935
Semtech Corp.(a)	573,800	11,384,192
Skyworks Solutions, Inc.	99,821	10,427,302
Synaptics, Inc.(a)	447,465	47,793,737
Synopsys, Inc.(a)	106,431	56,764,974
Tenable Holdings, Inc.(a)	264,611	12,463,178
Teradyne, Inc.	596,711	57,636,315
T-Mobile US, Inc.	116,738	18,821,668
Transphorm, Inc.(a)	523,561	2,534,035
TripAdvisor, Inc.(a)	355,250	7,673,400
Verint Systems, Inc.(a)	122,980	3,651,276
Visa, Inc., Class A	198,256	54,175,435
Walt Disney Co. (The)	22,900	2,199,545
Western Digital Corp.(a)	376,857	21,575,063
Total		1,933,996,253
Total Common Stocks (Cost $1,069,476,386)		2,054,286,080

Columbia Seligman Global Technology Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, January 31, 2024 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(b)	100,200	2,214,420
Total Exchange-Traded Equity Funds (Cost $1,633,260)		2,214,420

Money Market Funds 3.1%

Columbia Short-Term Cash Fund, 5.541%(b),(c)	66,428,055	66,414,769
Total Money Market Funds (Cost $66,405,653)		66,414,769
Total Investments in Securities (Cost $1,137,515,299)		2,122,915,269
Other Assets & Liabilities, Net		(2,606,563)
Net Assets		$2,120,308,706
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	1,758,861	—	—	455,559	2,214,420	—	19,570	100,200
Columbia Short-Term Cash Fund, 5.541%
	72,072,075	112,067,463	(117,731,412)	6,643	66,414,769	(474)	1,062,961	66,428,055
Total	73,830,936			462,202	68,629,189	(474)	1,082,531

(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT220_10_P01_(03/24)